SCHEDULE OF CONSOLIDATED FINANCIAL INFORMATION (Details) - USD ($)	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Operating (loss) income													$ (2,410,430)	$ (7,015,059)
Preferred stock dividends													(90,732)	(53,912)
Net (loss) income attributable to common shareholders													$ (8,261,964)	$ (9,997,614)
Continuing operations loss per common share:
Net (loss) income per common share – basic													$ (0.25)	$ (0.30)
Net (loss) income per common share – diluted													$ (0.25)	$ (0.30)
Weighted average number of common shares outstanding – basic													32,958,288	32,958,288
Weighted average number of common shares outstanding – diluted													32,958,288	32,958,288
Operating loss													$ 2,440,415	$ 8,084,038
Current Assets:
Cash and cash equivalents	$ 12,607				$ 7,219								12,607	7,219
Accounts receivable, net	92,444				304,873								92,444	304,873
Other current assets	206,631				9,116								206,631	9,116
Total current assets	311,682				1,332,336								311,682	1,332,336
Property and equipment, net	262,243				470,703								262,243	470,703
Operating lease right-of-use assets	2,437,358				4,481,445								2,437,358	4,481,445
Deferred tax assets	111,949				111,949								111,949	111,949
Total assets	3,123,232				6,516,022								3,123,232	6,516,022
Current Liabilities:
Accrued expenses and other current liabilities	8,410,879				9,777,530								8,410,879	9,777,530
Notes payable, current portion	19,217,018				11,099,954								19,217,018	11,099,954
Total current liabilities	27,927,141				21,579,436								27,927,141	21,579,436
Total liabilities	31,653,284				26,921,515								31,653,284	26,921,515
Stockholders’ Equity (Deficit):
Series A Convertible Preferred stock; $0.01 par value, 147 issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized 32,958,288 and 32,958,288 shares issued and outstanding at December 31, 2022 and 2021, respectively	32,958				32,958								32,958	32,958
Additional paid-in capital	35,369,995				35,323,323								35,369,995	35,323,323
Accumulated (deficit) earnings	(63,933,006)				(55,761,775)								(63,933,006)	(55,761,775)
Total liabilities and stockholders’ equity (deficit)	3,123,232				6,516,022								3,123,232	6,516,022
Gross profit													29,985	1,068,979
Operating Expenses
Compensation expense													253,844	4,465,765
Selling, general and administrative expenses													2,186,571	3,618,273
Loss on sale of assets													(189,867)	(113,138)
Total operating expenses													2,440,415	8,084,038
Other (Expense) Income
Interest (expense) income													5,919,257	3,708,842
Other (expense) income													(215,206)	(1,011,178)
Total other income (expenses), net													(5,760,802)	(2,928,643)
(Loss) income before (benefit) provision for income taxes													(8,171,232)	(9,943,702)
(Benefit) provision for income taxes
Net loss													(8,171,232)	(9,943,702)
Cash flows from operating activities:
Net loss													(8,171,232)	(9,943,702)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation													44,805	88,562
Amortization of debt discount													1,429,386	1,493,975
Amortization of deferred financing costs													(76,927)
Share-based compensation														4,188
Preferred dividends - accrued													90,732	53,911
Provision for bad debts													41,513	133,130
Changes in operating assets and liabilities:
Accounts receivable													1,182,044	(1,003,577)
Other current assets													(77,926)	253,458
(Increase) decrease in leased assets													2,044,087	508,393
Accounts payable and accrued liabilities													(1,842,150)	5,102,147
(Increase) decrease in lease liabilities													1,803,498	458,528
Net cash provided by (used in) operating activities													(6,795,445)	(3,379,319)
Cash flows from investing activities:
Proceeds from sale of fixed assets													146,697
Purchase of property and equipment													(82,918)	(80,680)
Net cash (used in) provided by investing activities													63,779	(80,680)
Cash flows from financing activities :
Payments on notes payable													(173,764)	(860,457)
Proceeds from issuance of convertible notes													6,865,817	3,368,782
Proceeds from sale of preferred stock													45,000	951,750
Net cash provided by (used in) financing activities													6,737,053	3,460,075
Net change in cash													5,387	74
Cash, beginning of period				$ 7,219				$ 7,145	$ 7,219	$ 7,145	$ 7,219	$ 7,145	7,219	7,145
Cash, end of period	$ 12,606				$ 7,219								12,606	7,219
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of cash flow information:
Note Payable addition from OID													351,712	1,428,154
Warrants issed for debt discount													1,672	164,196
Common shares issued for convertible notes - inducement													2,703	47,904
Accretion of debt modification														12,259
Amortization of warrants issued for debt discount														193,231
Amortization of debt discount														70,096
Reverse temporary equity for bankruptcy														7,500,000
Convertible notes exchanged														375,000
Fixed asset purchased under capital lease														3,358,002
Note Payable addition from DFC														244,954
Warrants issued for debt discount													1,672	164,196
Proceeds from issuance of Preferred stock													45,000	951,750
Adjust Steward (Bankruptcy) Settlement														7,500,000
Common Stock [Member]
Other (Expense) Income
Net loss
Cash flows from operating activities:
Net loss
Supplemental disclosure of cash flow information:
Balance, shares				32,958,288				32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Warrants issued for debt discount
Proceeds from issuance of Preferred stock
Adjust Steward (Bankruptcy) Settlement
Balance, shares	32,958,288				32,958,288								32,958,288	32,958,288
Preferred Stock [Member]
Other (Expense) Income
Net loss
Cash flows from operating activities:
Net loss
Supplemental disclosure of cash flow information:
Balance, shares				141					141		141		141
Warrants issued for debt discount
Proceeds from issuance of Preferred stock														1
Adjust Steward (Bankruptcy) Settlement
Proceeds from issuance of Preferred stock, shares													6	141
Balance, shares	147				141								147	141
Additional Paid-in Capital [Member]
Other (Expense) Income
Net loss
Cash flows from operating activities:
Net loss
Supplemental disclosure of cash flow information:
Warrants issued for debt discount													1,672	164,196
Proceeds from issuance of Preferred stock													45,000	951,749
Adjust Steward (Bankruptcy) Settlement														7,500,000
Retained Earnings [Member]
Other (Expense) Income
Net loss													(8,171,232)	(9,943,702)
Cash flows from operating activities:
Net loss													(8,171,232)	(9,943,702)
Supplemental disclosure of cash flow information:
Warrants issued for debt discount
Proceeds from issuance of Preferred stock
Adjust Steward (Bankruptcy) Settlement
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Series A Convertible Preferred stock; $0.01 par value, 147 issued and outstanding	$ 1				$ 1								1	1
Supplemental disclosure of cash flow information:
Proceeds from issuance of Preferred stock, shares										141
Interim Consolidated Financial Information [Member]
Revenue	43,435	$ 12,556	$ 58,832	$ (84,838)	144,084	$ 243,284	$ 444,510	$ 237,101
Operating (loss) income	47,173	(648,256)	(783,047)	(1,083,051)	(639,335)	(1,791,142)	(2,152,054)	(2,545,665)	$ (1,866,098)	$ (4,697,719)	$ (2,514,354)	$ (6,488,861)
Net (loss) income from continuing operations	(467,417)	(3,027,807)	(2,654,957)	(2,021,051)	(639,335)	(1,791,142)	(2,152,054)	(2,545,665)
Net loss	(467,417)	(3,027,807)	(2,654,957)	(2,021,051)	(1,074,953)	(2,369,419)	(2,888,399)	(3,610,931)
Preferred stock dividends	(23,209)	(23,208)	(22,721)	(21,594)	(22,074)	(22,119)	(9,719)		(44,315)	(9,719)	(67,523)	(31,838)
Net (loss) income attributable to common shareholders	$ (490,626)	$ (3,051,015)	$ (2,677,678)	$ (2,042,645)	$ (1,097,027)	$ (2,391,538)	$ (2,898,118)	$ (3,610,931)	$ (4,720,323)	$ (6,509,049)	$ (7,771,338)	$ (8,900,587)
Continuing operations loss per common share:
Net (loss) income per common share – basic	$ (0.01)	$ (0.09)	$ (0.08)	$ (0.06)	$ (0.03)	$ (0.07)	$ (0.09)	$ (0.11)
Net (loss) income per common share – diluted	$ (0.01)	$ (0.09)	$ (0.08)	$ (0.06)	$ (0.03)	$ (0.07)	$ (0.09)	$ (0.11)	$ (0.14)	$ (0.20)	$ (0.24)	$ (0.27)
Weighted average number of common shares outstanding – basic	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Weighted average number of common shares outstanding – diluted	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Operating loss	$ (3,738)	$ 660,812	$ 841,879	$ 998,213	$ 783,419	$ 2,034,426	$ 2,596,564	$ 2,782,766	$ 1,840,092	$ 5,379,330	$ 2,500,904	$ 7,413,756
Current Assets:
Cash and cash equivalents		1,470	6,658	12,368		4,172	6,270	22,137	6,658	6,270	1,470	4,172
Accounts receivable, net		92,747	121,023	383,146		296,565	309,217	292,783	121,023	309,217	92,747	296,565
Other current assets		100,576	174,115	310,078		369,248	377,813	402,838	174,115	377,813	100,576	369,248
Total current assets		194,793	301,796	705,593		669,985	693,300	717,758	301,796	693,300	194,793	669,985
Property and equipment, net		191,801	314,179	360,197		572,729	596,322	619,912	314,179	596,322	191,801	572,729
Operating lease right-of-use assets		2,536,408	2,634,063	4,348,838		4,611,591	4,740,318	4,867,648	2,634,063	4,740,318	2,536,408	4,611,591
Other long term assets		89,991	89,991						89,991		89,991
Deferred tax assets		111,949	111,949	111,949		111,949	111,949	111,949	111,949	111,949	111,949	111,949
Total assets		3,124,942	3,451,978	5,526,577		5,966,254	6,141,889	6,317,267	3,451,978	6,141,889	3,124,942	5,966,254
Current Liabilities:
Accounts payable		9,241,859	9,259,754	10,039,310		8,262,160	6,636,305	5,719,266	9,259,754	6,636,305	9,241,859	8,262,160
Accrued expenses and other current liabilities		547,591	524,104	499,915		305,760	279,687	261,268	524,104	279,687	547,591	305,760
Notes payable, current portion		16,222,107	220,962	220,962		241,398	244,147	327,006	220,962	244,147	16,222,107	241,398
Convertible notes payable, net of original issue discount and deferred financing costs			14,185,264	11,395,155		10,717,899	10,273,343	9,465,409	14,185,264	10,273,343		10,717,899
Current maturities of long term lease obligations		315,075	330,699	474,446		476,790	466,930	457,192	330,699	466,930	315,075	476,790
Paycheck Protection Program		1,283,624	1,283,624	1,283,624		1,283,624	1,283,624	1,283,624	1,283,624	1,283,624	1,283,624	1,283,624
Total current liabilities		27,610,256	25,804,407	23,913,412		21,287,631	19,184,036	17,513,765	25,804,407	19,184,036	27,610,256	21,287,631
Notes payable, non-current portion
Long-term lease obligations		2,519,859	2,594,793	3,951,597		4,010,631	3,929,764	3,849,897	2,594,793	3,929,764	2,519,859	4,010,631
Deferred tax liability		52,758	52,608	51,441					52,608		52,758
Temporary Equity		969,706		35,000			7,500,000	7,500,000		7,500,000	969,706
Total liabilities		31,152,579	28,451,808	27,951,450		25,298,262	30,613,800	28,863,662	28,451,808	30,613,800	31,152,579	25,298,262
Stockholders’ Equity (Deficit):
Common stock, $0.001 par value, 100,000,000 shares authorized 32,958,288 and 32,958,288 shares issued and outstanding at December 31, 2022 and 2021, respectively		32,958	32,958	32,958		32,958	32,958	32,958	32,958	32,958	32,958	32,958
Additional paid-in capital		35,404,995	35,404,995	35,324,995		35,321,856	27,812,533	26,849,651	35,404,995	27,812,533	35,404,995	35,321,856
Accumulated (deficit) earnings		(63,465,591)	(60,437,784)	(57,782,827)		(54,686,823)	(52,317,403)	(49,429,004)	(60,437,784)	(52,317,403)	(63,465,591)	(54,686,823)
Total Stockholders’ Equity (Deficit)	(28,530,053)	(28,027,637)	(24,999,830)	(22,424,873)	(20,405,493)	(19,332,008)	(24,471,911)	(22,546,395)	(24,999,830)	(24,471,911)	(28,027,637)	(19,332,008)	(28,530,053)	(20,405,493)
Total liabilities and stockholders’ equity (deficit)		3,124,942	3,451,978	5,526,577		5,966,254	6,141,889	6,317,267	3,451,978	6,141,889	3,124,942	5,966,254
Revenues, net of discounts	43,435	12,556	58,832	(84,838)	144,084	243,284	444,510	237,101	(26,006)	681,611	(13,450)	924,895
Cost of revenues
Gross profit	43,435	12,556	58,832	(84,838)	144,084	243,284	444,510	237,101	(26,006)	681,611	(13,450)	924,895
Operating Expenses
Compensation expense	(275,220)	171,795	171,213	186,056	78,065	1,007,175	1,394,775	1,985,750	357,269	3,380,525	529,064	4,387,700
Selling, general and administrative expenses	296,782	388,275	695,482	806,032	622,795	1,027,251	1,201,789	766,438	1,501,514	1,968,227	1,889,789	2,995,478
Loss on sale of assets	(25,300)	100,742	(24,816)	6,125	82,559			30,578	(18,691)	30,578	82,051	30,578
Amortization of intangible assets
Total operating expenses	(3,738)	660,812	841,879	998,213	783,419	2,034,426	2,596,564	2,782,766	1,840,092	5,379,330	2,500,904	7,413,756
Other (Expense) Income
Interest (expense) income	(729,796)	(2,379,551)	(1,871,910)	(938,000)	(1,296,563)	(578,304)	(768,502)	(1,065,473)	(2,809,910)	(1,833,975)	(5,189,461)	(2,412,279)
Amortization of deferred financing costs and debt discount
Other (expense) income	215,206				860,945	27	32,157	207		32,364		32,391
Total other income (expenses), net	(514,590)	(2,379,551)	(1,871,910)	(938,000)	(435,618)	(578,277)	(736,345)	(1,065,266)	(2,809,910)	(1,801,611)	(5,189,461)	(2,379,888)
(Loss) income before (benefit) provision for income taxes	(467,417)	(3,027,807)	(2,654,957)	(2,021,051)	(1,074,953)	(2,369,419)	(2,888,399)	(3,610,931)	(4,676,008)	(6,499,330)	(7,703,815)	(8,868,749)
(Benefit) provision for income taxes
Net loss	(467,417)	(3,027,807)	(2,654,957)	(2,021,051)	(1,074,953)	(2,369,419)	(2,888,399)	(3,610,931)	(4,676,008)	(6,499,330)	(7,703,815)	(8,868,749)
Cash flows from operating activities:
Net loss	(467,417)	(3,027,807)	(2,654,957)	(2,021,051)	(1,074,953)	(2,369,419)	(2,888,399)	(3,610,931)	(4,676,008)	(6,499,330)	(7,703,815)	(8,868,749)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	8,682	8,681	13,766	13,676	19,466	23,593	23,591	21,912	27,442	45,503	36,123	69,096
Loss on disposition of assets	89,991		17,252	82,624	82,560			30,578	99,876	30,578	99,876	30,578
Amortization of debt discount	8,250	74,275	919,348	427,513	63,836	(82,882)	361,861	1,151,160	1,346,861	1,513,021	1,421,136	1,430,139
Amortization of deferred financing costs	166,918		(89,991)						(89,991)		(89,991)
Share-based compensation			(35,000)	35,000		625	1,125	2,438		3,563		4,188
Preferred dividends - accrued	23,208	23,208	22,722	21,594	22,074	22,118	9,719		44,316	9,719	67,524	31,837
Provision for bad debts	3,216	3,194	11,237	23,866	90,472	(151,363)	57,204	136,817	35,103	194,021	38,297	42,658
Changes in operating assets and liabilities:
Accounts receivable	(2,913)	25,082	250,886	908,989	(1,109,908)	164,015	(73,638)	15,954	1,159,875	(57,684)	1,184,957	106,331
Other current assets	(106,055)	(307)	25,194	3,242	240,544	8,565	25,025	(20,676)	28,436	4,349	28,129	12,914
(Increase) decrease in leased assets	99,050	97,655	1,714,775	132,607	130,146	128,726	127,331	122,190	1,847,382	249,521	1,945,037	378,247
Accounts payable and accrued liabilities	(1,447,249)	(17,895)	(744,556)	367,550	1,401,020	1,625,855	917,039	1,158,232	(377,006)	2,075,271	(394,901)	3,701,126
(Increase) decrease in lease liabilities	(93,169)	(90,559)	(1,500,550)	(119,220)	57,840	90,727	89,603	(696,698)	(1,619,770)	(607,095)	(1,710,329)	(516,368)
Net cash provided by (used in) operating activities	(1,717,488)	(2,904,472)	(2,049,875)	(123,610)	(69,280)	(479,350)	(1,349,539)	(1,481,151)	(2,173,485)	(2,830,690)	(5,077,957)	(3,310,040)
Cash flows from investing activities:
Proceeds from sale of fixed assets		113,697	15,000	18,000					33,000		146,697
Purchase of property and equipment	(79,124)			(3,794)				(80,680)	(3,794)	(80,680)	(3,794)	(80,680)
Net cash (used in) provided by investing activities	(79,124)	113,697	15,000	14,206				(80,680)	29,206	(80,680)	142,903	(80,680)
Cash flows from financing activities :
Payments on notes payable				(173,764)	(2,672)	(62,749)	(82,859)	(712,177)	(173,764)	(795,036)	(173,764)	(857,785)
Proceeds from issuance of convertible notes	1,807,749	2,785,586	1,984,166	288,316	75,000	540,000	464,781	2,289,000	2,272,480	2,753,781	5,058,068	3,293,781
Proceeds from sale of preferred stock			45,000				951,750		45,000	951,750	45,000	951,750
Net cash provided by (used in) financing activities	1,807,749	2,785,587	2,029,165	114,552	72,328	477,251	1,333,672	1,576,823	2,143,717	2,910,495	4,929,304	3,387,746
Net change in cash	11,137	(5,188)	(5,710)	5,148	3,048	(2,099)	(15,867)	14,992	(562)	(875)	(5,750)	(2,974)
Cash, beginning of period	1,469	6,657	12,367	7,219	4,171	6,270	22,137	7,145	7,219	7,145	7,219	7,145	7,219	7,145
Cash, end of period	12,606	1,469	6,657	12,367	7,219	4,171	6,270	22,137	6,657	6,270	1,469	4,171	12,606	7,219
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of cash flow information:
Note Payable addition from OID	93,250			258,462	48,462		199,231	1,180,461	258,462	1,379,692	258,462	1,379,692
Warrants issed for debt discount				1,672	1,467	8,698	10,008	144,023	1,672	154,031	1,672	162,729
Common shares issued for convertible notes - inducement	1,803			900	1,662		8,700	37,542	900	46,242	900	46,242
Accretion of debt modification								12,259		12,259		12,259
Amortization of warrants issued for debt discount					4,623			188,608		188,608		188,608
Amortization of debt discount					3,000	60,090		7,006		7,006		67,096
Reverse temporary equity for bankruptcy						7,500,000						7,500,000
Convertible notes exchanged						210,000		165,000		165,000		375,000
Fixed asset purchased under capital lease						403,846		2,954,156		2,954,156		3,358,002
Note Payable addition from DFC					15,000	3,954		226,000		226,000		229,954
Balance	(28,027,637)	(24,999,830)	(22,424,873)	(20,405,493)	(19,332,008)	(24,471,911)	(22,546,395)	(19,081,925)	(20,405,493)	(19,081,925)	(20,405,493)	(19,081,925)	(20,405,493)	(19,081,925)
Stock based compensation	(35,000)		35,000			624	1,127	2,438
Warrants issued for debt discount				1,672	1,467	8,698	10,008	144,023
Proceeds from issuance of Preferred stock			45,000			7,500,000	951,748
Adjust Steward (Bankruptcy) Settlement
Balance	(28,530,053)	(28,027,637)	(24,999,830)	(22,424,873)	(20,405,493)	(19,332,008)	(24,471,911)	(22,546,395)	(24,999,830)	(24,471,911)	(28,027,637)	(19,332,008)	(28,530,053)	(20,405,493)
Interim Consolidated Financial Information [Member] | Common Stock [Member]
Net loss
Stockholders’ Equity (Deficit):
Total Stockholders’ Equity (Deficit)	32,958	32,958	32,958	32,958	32,958	32,958	32,958	32,958	32,958	32,958	32,958	32,958	32,958	32,958
Supplemental disclosure of cash flow information:
Balance	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958
Balance, shares	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Stock based compensation
Warrants issued for debt discount
Proceeds from issuance of Preferred stock
Adjust Steward (Bankruptcy) Settlement
Balance	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958	$ 32,958
Balance, shares	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Interim Consolidated Financial Information [Member] | Preferred Stock [Member]
Net loss
Stockholders’ Equity (Deficit):
Total Stockholders’ Equity (Deficit)	1	1	1	1	1	1	1		$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Supplemental disclosure of cash flow information:
Balance	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1			$ 1		$ 1		$ 1
Balance, shares	147	147	141	141	141	141			141		141		141
Stock based compensation
Warrants issued for debt discount
Proceeds from issuance of Preferred stock							1
Adjust Steward (Bankruptcy) Settlement
Proceeds from issuance of Preferred stock, shares			6				141
Balance	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1		$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Balance, shares	147	147	147	141	141	141	141		147	141	147	141	147	141
Interim Consolidated Financial Information [Member] | Additional Paid-in Capital [Member]
Net loss
Stockholders’ Equity (Deficit):
Total Stockholders’ Equity (Deficit)	35,369,995	35,404,995	35,404,995	35,324,995	35,323,323	35,321,856	27,812,534	26,849,651	$ 35,404,995	$ 27,812,534	$ 35,404,995	$ 35,321,856	$ 35,369,995	$ 35,323,323
Supplemental disclosure of cash flow information:
Balance	35,404,995	35,404,995	35,324,995	35,323,323	35,321,856	27,812,534	26,849,651	26,703,190	35,323,323	26,703,190	35,323,323	26,703,190	35,323,323	26,703,190
Stock based compensation	(35,000)		35,000			624	1,127	2,438
Warrants issued for debt discount				1,672	1,467	8,698	10,008	144,023
Proceeds from issuance of Preferred stock			45,000			7,500,000	951,748
Adjust Steward (Bankruptcy) Settlement
Balance	35,369,995	35,404,995	35,404,995	35,324,995	35,323,323	35,321,856	27,812,534	26,849,651	35,404,995	27,812,534	35,404,995	35,321,856	35,369,995	35,323,323
Interim Consolidated Financial Information [Member] | Retained Earnings [Member]
Net loss	(467,417)	(3,027,807)	(2,654,957)	(2,021,051)	(1,074,953)	(2,369,419)	(2,888,399)	(3,610,931)
Stockholders’ Equity (Deficit):
Total Stockholders’ Equity (Deficit)	(63,933,007)	(63,465,590)	(60,437,783)	(57,782,826)	(55,761,775)	(54,686,822)	(52,317,403)	(49,429,004)	(60,437,783)	(52,317,403)	(63,465,590)	(54,686,822)	(63,933,007)	(55,761,775)
Supplemental disclosure of cash flow information:
Balance	(63,465,590)	(60,437,783)	(57,782,826)	(55,761,775)	(54,686,822)	(52,317,403)	(49,429,004)	(45,818,073)	(55,761,775)	(45,818,073)	(55,761,775)	(45,818,073)	(55,761,775)	(45,818,073)
Stock based compensation
Warrants issued for debt discount
Proceeds from issuance of Preferred stock
Adjust Steward (Bankruptcy) Settlement
Balance	$ (63,933,007)	(63,465,590)	(60,437,783)	(57,782,826)	$ (55,761,775)	(54,686,822)	(52,317,403)	(49,429,004)	(60,437,783)	(52,317,403)	(63,465,590)	(54,686,822)	$ (63,933,007)	$ (55,761,775)
Interim Consolidated Financial Information [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Series A Convertible Preferred stock; $0.01 par value, 147 issued and outstanding		$ 1	$ 1	$ 1		$ 1	$ 1		$ 1	$ 1	$ 1	$ 1